Anchor Series Trust SA BlackRock Multi-Asset Income Portfolio

PORTFOLIO OF INVESTMENTS - September 30, 2019 - (unaudited)

Security Description	Shares	Value (Note 1)
EXCHANGE-TRADED FUNDS - 95.2%
Global X MLP ETF	302,968	$2,538,872
iShares 0-5 Year High Yield Corporate Bond ETF	165,517	7,694,885
iShares 1-3 Year Credit Bond ETF	152,499	8,184,621
iShares 10+ Year Credit Bond ETF	88,792	5,916,211
iShares CMBS ETF	36,961	1,976,305
iShares Core Dividend Growth ETF	26,167	1,024,177
iShares Core High Dividend ETF	40,742	3,836,267
iShares Emerging Markets Dividend ETF	34,643	1,296,341
iShares Floating Rate Bond ETF	58,997	3,007,077
iShares iBoxx $ High Yield Corporate Bond ETF	207,522	18,089,693
iShares International Developed Real Estate ETF	33,327	988,812
iShares International Select Dividend ETF	78,415	2,410,477
iShares MSCI Eurozone ETF	112,853	4,388,853
iShares U.S. Preferred Stock ETF	89,204	3,347,826

TOTAL INVESTMENTS
(cost $63,789,595)	95.2%	64,700,417
Other assets less liabilities	4.8	3,297,851

NET ASSETS	100.0%	$67,998,268

ETF - Exchange-Traded Fund

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
6	Short	British Pound Sterling Currency Futures	December 2019	$464,193	$462,450	$1,743
2	Short	U.S. Long Bond	December 2019	326,406	324,625	1,781
34	Short	Euro Currency Futures	December 2019	4,710,629	4,659,063	51,566

						$55,090

						Unrealized (Depreciation)
58	Short	Euro Stoxx 50 Index	December 2019	2,215,619	2,247,369	$(31,750)

		Net Unrealized Appreciation (Depreciation)				$23,340

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2019 (see Note 1):

	Level 1- Unadjusted Quoted Prices	Level 2- Other Observable Inputs		Level 3- Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Exchange-Traded Funds	$64,700,417	$—		$—	$64,700,417

Other Financial Instruments:+
Futures Contracts	$55,090	$—		$—	$55,090

LIABILITIES:
Other Financial Instruments:+
Futures Contracts	$—	$31,750	**	$—	$31,750

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity futures contracts that have been fair valued in accordance with pricing procedures approved by the Board (see Note 1).
+	Amounts presented represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Portfolio of Investments